Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 03, 2021	Dec. 01, 2021	Sep. 30, 2021	May 02, 2021	May 01, 2021	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Jan. 31, 2024	Jan. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Deferred revenue											$ 63,411
Notes payable, related party current											1,000,000
Repayments of notes payable							213,708	$ 16,266			16,266	63,426
Notes Payable, Current												338,311
Notes Payable, Noncurrent							1,043,486				1,120,051
Interest expense debt							18,115				54,145
Monthly rent						$ 4,570
Sub lease expense							42,226				22,850
Accounts receivable - related parties							5,811				443,282	175,769
Contract liabilities, related party											63,411
Notes payable, related party noncurrent											1,350,000
Repayments of notes payable related party							797,505	250,000			250,000
Debt forgiveness related party							1,624,755	3,392,294			3,767,529
Forecast [Member]
Related Party Transaction [Line Items]
Monthly rent									$ 4,847	$ 4,707
Inception Through January 31,2022 [Member]
Related Party Transaction [Line Items]
Monthly rent											4,570
Craig Technical Consulting Inc [Member]
Related Party Transaction [Line Items]
Contract with customer liability revenue recognized							864,319	$ 472,482			619,324	175,769
Accounts receivable											443,282	175,769
Deferred revenue											63,411	0
Due from Affiliates											588,797	$ 7,302,422
Debt instrument, decrease, forgiveness				$ 3,473,693	$ 3,473,693
Notes payable, related party current					4,000,000						4,000,000
Notes Payable					4,000,000
[custom:ContributedCapital-0]					$ 3,473,693
Accounts receivable - related parties							5,811				443,282
Contract liabilities, related party							0				63,411
Decathlon AlphaI VLP [Member]
Related Party Transaction [Line Items]
Debt instrument, decrease, forgiveness	$ 293,836	$ 293,836									293,836
Notes payable, related party current		1,400,000					0				1,000,000
Debt instrument, maturity date	Dec. 09, 2023			Sep. 30, 2025	Sep. 30, 2025
Repayments of notes payable			$ 250,000	$ 250,000	$ 250,000		213,708
Notes and Loans, Noncurrent											1,106,164
Notes Payable, Current											1,000,000
Notes Payable, Noncurrent		1,106,164									1,350,000
Interest expense debt							137,143				13,887
Notes payable, related party noncurrent		$ 1,106,164					$ 0				$ 1,350,000